================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:       EnTrust Capital Inc.
            --------------------------------------------
Address:    717 Fifth Avenue
            --------------------------------------------
            New York, NY 10022
            --------------------------------------------

Form 13F File Number:  28-6444
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard I. Ellenbogen
            --------------------------------------------
Title:      Vice President & General Counsel
            --------------------------------------------
Phone:      212.224.5505
            --------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen             New York, NY                     11/14/00
---------------------------------    -------------------------------  --------
(Signature)                          (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              54
                                            ---------------------------

Form 13F Information Table Value Total:    $         898,581
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER                        TITLE OF CLASS               CUSIP      MARKET VALUE SHARES/PRN AMT SH/PRN PUT
                                                                                * 1000                           /CALL
AMC ENTERTAINMENT INC                 COMMON STOCK                 001669100            493        281880 SH
AT&T CORP                             COMMON STOCK                 001957109            219          7470 SH
AT&T CORP LIBERTY MEDIA GROUP         COMMON STOCK                 001957208          92713       5132906 SH
ASPECT COMMUNICATIONS CORP            COMMON STOCK                 04523Q102          77594       3762117 SH
ASPEON INC                            COMMON STOCK                 045354107             82         47750 SH
AZTEC TECHNOLOGY PARTNERS INC         COMMON STOCK                 05480L101             98         95100 SH
BEA SYSTEMS INC                       COMMON STOCK                 073325102          43214        554919 SH
BERKSHIRE HATHAWAY INC-DEL            COMMON STOCK                 084670108           5538            86 SH
CABLETRON SYSTEMS INC                 COMMON STOCK                 126920107          48302       1637344 SH
CASELLA WASTE SYSTEMS INC-CL A        COMMON STOCK                 147448104            203         20000 SH
CHASE MANHATTAN CORP NEW              COMMON STOCK                 16161A108          25940        561630 SH
CISCO SYSTEMS INC                     COMMON STOCK                 17275R102            315          5704 SH
CITIGROUP INC                         COMMON STOCK                 172967101          59918       1108304 SH
COCA-COLA CO                          COMMON STOCK                 191216100            962         17445 SH
CRESTLINE CAPITAL CORP                COMMON STOCK                 226153104            869         43300 SH
CYTEC INDUSTRIES INC                  COMMON STOCK                 232820100            251          7500 SH
WALT DISNEY CO HOLDING CO             COMMON STOCK                 254687106           2556         66833 SH
EMC CORP-MASS                         COMMON STOCK                 268648102            378          3800 SH
ESC MEDICAL SYSTEMS LTD               CONVERTIBLE BONDS            269025AB8            393        450000 PRN
EPICOR SOFTWARE CORP                  COMMON STOCK                 29426L108           9778       2793703 SH
FREDDIE MAC-VOTING COMMON             COMMON STOCK                 313400301            551         10200 SH
FANNIE MAE                            COMMON STOCK                 313586109          39286        549453 SH
FORD MOTOR CO DEL                     COMMON STOCK                 345370860            627         24606 SH
GENERAL ELECTRIC CO                   COMMON STOCK                 369604103            675         11675 SH
GOLDEN STATE BANCORP INC              COMMON STOCK                 381197102          12035        509417 SH
GOLDMAN SACHS GROUP INC               COMMON STOCK                 38141G104            573          5025 SH
IMMUNEX CORP NEW                      COMMON STOCK                 452528102            218          5000 SH
JOHNSON & JOHNSON                     COMMON STOCK                 478160104            653          6950 SH
LEHMAN BROTHERS HOLDINGS INC          COMMON STOCK                 524908100            677          4555 SH
MBNA CORP                             COMMON STOCK                 55262L100          47119       1223876 SH
MEDICAL CARE INTL INC                 CONVERTIBLE BONDS            584505AC5            321        350000 PRN
MERCK & CO INC                        COMMON STOCK                 589331107           1074         14425 SH
MICROSOFT CORP                        COMMON STOCK                 594918104           1131         18750 SH
NTL INC                               COMMON STOCK                 629407107            533         11500 SH
NAVISTAR INTERNATIONAL CORP           COMMON STOCK                 63934E108          52370       1749308 SH
PFIZER INC                            COMMON STOCK                 717081103            385          8562 SH
PHARMACIA CORP                        COMMON STOCK                 71713U102            252          4195 SH
***SHAW COMMUNICATIONS INC            FOREIGN COMMON STOCK         82028K200          63971       2819669 SH
STARWOOD HOTELS & RESORTS             COMMON STOCK                 85590A203          53357       1707419 SH
TELEPHONE & DATA SYSTEMS INC          COMMON STOCK                 879433100          39408        355987 SH
TOTAL RENAL CARE HOLDINGS INC         COMMON STOCK                 89151A107             75         10000 SH
UNITEDGLOBALCOM                       COMMON STOCK                 913247508           1008         33600 SH
UNITEDHEALTH GROUP INC                COMMON STOCK                 91324P102            247          2500 SH
VIACOM INC-CL B FORMLY NON VTG        COMMON STOCK                 925524308            262          4471 SH
***VODAFONE GROUP PLC NEW             COMMON STOCK                 92857W100          50209       1357001 SH
WAL-MART STORES INC                   COMMON STOCK                 931142103            212          4400 SH
WESTERN WIRELESS CORP-CL A            COMMON STOCK                 95988E204            392         11009 SH
WHIRLPOOL CORP                        COMMON STOCK                 963320106          26058        670300 SH
JOHN WILEY & SONS INC CL A            COMMON STOCK                 968223206          11099        483900 SH
WORLDCOM INC GA NEW                   COMMON STOCK                 98157D106          33926       1116907 SH
***SBS BROADCASTING SA                FOREIGN COMMON STOCK         L8137F102          70425       1768905 SH
BEA SYSTEMS INC                       PUT                          073325102          17911        230000 SH     PUT
NAVISTAR INTERNATIONAL CORP           CALL                         63934E108           1497         50000 SH     CALL
***GLOBALSTAR                         PUT                          G3930H104            229         26500 SH     PUT


                                                                                     898581

Table continued...

NAME OF ISSUER                     INVESTMENT MANAGERS SOLE     SHARED     NONE
                                   Discretion
AMC ENTERTAINMENT INC              OTHER                        209765    72115
AT&T CORP                          OTHER                          7470
AT&T CORP LIBERTY MEDIA GROUP      OTHER                       4002928  1129978
ASPECT COMMUNICATIONS CORP         OTHER                       3096712   665405
ASPEON INC                         OTHER                         47750
AZTEC TECHNOLOGY PARTNERS INC      OTHER                         95100
BEA SYSTEMS INC                    OTHER                        497323    57596
BERKSHIRE HATHAWAY INC-DEL         OTHER                            68       18
CABLETRON SYSTEMS INC              OTHER                       1296299   341045
CASELLA WASTE SYSTEMS INC-CL A     OTHER                         20000
CHASE MANHATTAN CORP NEW           OTHER                        449500   112130
CISCO SYSTEMS INC                  OTHER                          5704
CITIGROUP INC                      OTHER                        860766   247538
COCA-COLA CO                       OTHER                         17445
CRESTLINE CAPITAL CORP             OTHER                         43300
CYTEC INDUSTRIES INC               OTHER                                   7500
WALT DISNEY CO HOLDING CO          OTHER                         46783    20050
EMC CORP-MASS                      OTHER                          3800
ESC MEDICAL SYSTEMS LTD            OTHER                        450000
EPICOR SOFTWARE CORP               OTHER                       2277963   515740
FREDDIE MAC-VOTING COMMON          OTHER                         10200
FANNIE MAE                         OTHER                        445543   103910
FORD MOTOR CO DEL                  OTHER                         24606
GENERAL ELECTRIC CO                OTHER                         11675
GOLDEN STATE BANCORP INC           OTHER                        388275   121142
GOLDMAN SACHS GROUP INC            OTHER                          4500      525
IMMUNEX CORP NEW                   OTHER                          5000
JOHNSON & JOHNSON                  OTHER                          6950
LEHMAN BROTHERS HOLDINGS INC       OTHER                          2055     2500
MBNA CORP                          OTHER                       1045218   178658
MEDICAL CARE INTL INC              OTHER                        350000
MERCK & CO INC                     OTHER                          5825     8600
MICROSOFT CORP                     OTHER                          9250     9500
NTL INC                            OTHER                         11500
NAVISTAR INTERNATIONAL CORP        OTHER                       1408763   340545
PFIZER INC                         OTHER                          8562
PHARMACIA CORP                     OTHER                          4195
***SHAW COMMUNICATIONS INC         OTHER                       2143109   676560
STARWOOD HOTELS & RESORTS          OTHER                       1334034   373385
TELEPHONE & DATA SYSTEMS INC       OTHER                        279397    76590
TOTAL RENAL CARE HOLDINGS INC      OTHER                         10000
UNITEDGLOBALCOM                    OTHER                         33600
UNITEDHEALTH GROUP INC             OTHER                                   2500
VIACOM INC-CL B FORMLY NON VTG     OTHER                          2471     2000
***VODAFONE GROUP PLC NEW          OTHER                       1086431   270570
WAL-MART STORES INC                OTHER                          4400
WESTERN WIRELESS CORP-CL A         OTHER                           631    10378
WHIRLPOOL CORP                     OTHER                        529210   141090
JOHN WILEY & SONS INC CL A         OTHER                        428575    55325
WORLDCOM INC GA NEW                OTHER                        866482   250425
***SBS BROADCASTING SA             OTHER                       1432152   336753
BEA SYSTEMS INC                    OTHER                        230000
NAVISTAR INTERNATIONAL CORP        OTHER                         50000
***GLOBALSTAR                      OTHER                         26500


                                   No. of Other    0